Shareholder Fees (Invesco Van Kampen Real Estate Securities Fund, Class Institutional, Invesco Van Kampen Real Estate Securities Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen Real Estate Securities Fund | Class Institutional, Invesco Van Kampen Real Estate Securities Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none